Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Operating revenue	$ 310,046	$ 298,595	$ 294,112
Expenses
Brokerage commissions	5,142	5,368	5,812
Voyage expenses	61,634	55,542	42,201
Vessel operating expenses	106,719	100,968	90,854
Depreciation and amortization	76,140	73,588	62,280
General and administrative costs	16,346	13,816	12,528
Other corporate expenses	2,585	2,131	1,976
Insurance recoverable from vessel repairs			504
Total operating expenses	268,566	251,413	216,155
Operating income	41,480	47,182	77,957
Other income/(expense)
Share of result of equity accounted joint venture	(38)
Foreign currency exchange gain on senior secured bonds	2,360
Unrealized loss on non-designated derivative instruments	(5,154)
Interest expense	(44,908)	(37,691)	(32,321)
Write off of deferred finance costs		(786)	(102)
Write off of call premium and redemption charges of 9.00% unsecured bond		(3,517)
Interest income	854	519	281
Income/(loss) before income taxes	(5,406)	5,707	45,815
Income taxes	(333)	(397)	(1,177)
Net income/(loss)	$ (5,739)	$ 5,310	$ 44,638
Earnings/(loss) per share:
Basic:	$ (0.10)	$ 0.10	$ 0.81
Diluted:	$ (0.10)	$ 0.10	$ 0.80
Weighted average number of shares outstanding:
Basic:	55,629,023	55,508,974	55,418,626
Diluted:	55,629,023	55,881,454	55,794,481